Consolidated Statements of Shareholders' Deficit (Unaudited) (June 2019) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, value at Dec. 31, 2016	$ 0	$ 0	$ (2,066,785)	$ (1,324,472)
Stock Based Compensation		84,837		84,837
Net loss for period			(2,577,395)	(2,577,395)
Ending balance, shares at Dec. 31, 2017	25,046,000
Ending balance, value at Dec. 31, 2017	$ 25,036	3,258,116	(4,644,180)	(1,361,028)
Clawback of stock granted, shares	(375,000)
Clawback of stock granted, value	$ (375)	375
Payment of outstanding balance of PPM		80,000		80,000
Stock Based Compensation		213,955		213,955
Stock Grant Program Vesting, shares	37,000
Stock Grant Program Vesting, value	$ 137	(137)		0
Warrants issued related to debt revisions/Warrant Issuance Related to Convertible Debentures/		4,525		4,525
Payment of accrued bonus, shares	100,000
Payment of accrued bonus, value	$ 10	99,990		100,000
Net loss for period			(1,281,698)	(1,281,698)
Ending balance, shares at Jun. 30, 2018	24,808,000
Ending balance, value at Jun. 30, 2018	$ 24,808	3,656,284	(5,925,878)	(2,244,246)
Beginning balance, shares at Dec. 31, 2017	25,046,000
Beginning balance, value at Dec. 31, 2017	$ 25,036	3,258,116	(4,644,180)	(1,361,028)
Clawback of stock granted, shares	(375,000)
Clawback of stock granted, value	$ (375)	375
Payment of outstanding balance of PPM		80,000		80,000
Stock Based Compensation		1,345,825		1,345,825
Warrants issued related to debt revisions/Warrant Issuance Related to Convertible Debentures/		4,525		4,525
Net loss for period			(3,895,873)	(3,895,873)
Ending balance, shares at Dec. 31, 2018	25,229,833
Ending balance, value at Dec. 31, 2018	$ 25,230	4,688,272	(8,540,053)	(3,826,551)
Beginning balance, shares at Mar. 31, 2018	24,671,000
Beginning balance, value at Mar. 31, 2018	$ 24,661	3,538,341	(5,426,829)	(1,863,827)
Stock Based Compensation		$ 114,105		$ 114,105
Stock Grant Program Vesting, shares	137,000	(147)		0
Stock Grant Program Vesting, value	$ 147
Warrants issued related to debt revisions/Warrant Issuance Related to Convertible Debentures/		$ 4,525		$ 4,525
Net loss for period			(499,049)	(499,049)
Ending balance, shares at Jun. 30, 2018	24,808,000
Ending balance, value at Jun. 30, 2018	$ 24,808	3,656,284	(5,925,878)	(2,244,246)
Beginning balance, shares at Dec. 31, 2018	25,229,833
Beginning balance, value at Dec. 31, 2018	$ 25,230	4,688,272	(8,540,053)	(3,826,551)
Stock Based Compensation		1,097,137		1,097,137
Stock Options Issued for Loan Term Revisions		17,827		17,827
Stock grants issued for loan term revisions, shares	10,000
Stock grants issued for loan term revisions, value	$ 10	24,090		24,100
Stock Grant Program Vesting, shares	80,800
Stock Grant Program Vesting, value	$ 81	(81)
Stock Issuance Related to Acquisition, shares	500,000
Stock Issuance Related to Acquisition, value	$ 500	999,500		1,000,000
Warrants issued related to debt revisions/Warrant Issuance Related to Convertible Debentures/		614,041		614,041
Equity value of exercise price associated with convertible debentures		719,479		719,479
Broker warrants associated with issuance of convertible debentures		278,678		278,678
Net loss for period			(2,909,874)	(2,909,874)
Ending balance, shares at Jun. 30, 2019	25,820,633
Ending balance, value at Jun. 30, 2019	$ 25,821	8,438,943	(11,449,927)	(2,985,163)
Beginning balance, shares at Mar. 31, 2019	25,749,833
Beginning balance, value at Mar. 31, 2019	$ 25,750	6,515,229	(10,021,524)	(3,480,545)
Stock Based Compensation		508,440		508,440
Stock grants issued for loan term revisions, shares	10,000
Stock grants issued for loan term revisions, value	$ 10	24,090		24,100
Stock Grant Program Vesting, shares	60,800
Stock Grant Program Vesting, value	$ 61	(61)
Warrants issued related to debt revisions/Warrant Issuance Related to Convertible Debentures/		512,300		512,300
Equity value of exercise price associated with convertible debentures		600,267		600,267
Broker warrants associated with issuance of convertible debentures		278,678		278,678
Net loss for period			(1,428,403)	(1,428,403)
Ending balance, shares at Jun. 30, 2019	25,820,633
Ending balance, value at Jun. 30, 2019	$ 25,821	$ 8,438,943	$ (11,449,927)	$ (2,985,163)